INTANGIBLE ASSETS (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
Amortization of intangible assets	$ 2,051	$ 8,180	$ 2,154	$ 4,096